Securities, Held-to-Maturity Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Held-to-maturity Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than 12 Months - Fair Value	$ 2,617
12 Months or More - Fair Value	130
Fair Value	2,747
Held-to-maturity Securities with Unrealized Loss Position, Unrealized Loss [Abstract]
Less Than 12 Months - Unrecognized Loss	(38)
12 Months or More - Unrecognized Loss	(6)
Unrecognized Loss	(44)
Obligations of States and Political Subdivisions [Member]
Held-to-maturity Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than 12 Months - Fair Value	2,617
12 Months or More - Fair Value	130
Fair Value	2,747
Held-to-maturity Securities with Unrealized Loss Position, Unrealized Loss [Abstract]
Less Than 12 Months - Unrecognized Loss	(38)
12 Months or More - Unrecognized Loss	(6)
Unrecognized Loss	$ (44)